Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [Abstract]
Related party transactions
Note 28 – Related party transactions

In May, June and August 2019, our chief executive officer and chief financial officer received advance payments in aggregate amount of approximately $500,000 each to be offset against future bonuses. Such advances were not approved by our compensation committee or board of directors. Section 13(k) of the U.S. Exchange Act of 1934 (the “Exchange Act”), which applies to the Company since its initial public offering in the United States in July 2019, prohibits personal loans to a director or executive officer of a company with shares registered under the Exchange Act.  Following disclosure of such advances to our board of directors, and determination that such advances constituted an inadvertent violation of Section 13(k) of the Exchange Act, the advances were repaid in full and/or deemed repaid with the advances offset against amounts otherwise payable to them.

Agreements and other Arrangements with Drew Holdings Limited (“Drew”)

Drew is a trust established for the benefit of Tor Olav Trøim, Deputy Chairman of our Board. Drew is, following its merger with Taran Holdings Limited (“Taran”) in 2017, a large shareholder in us.

On March 22, 2018, it was announced that we would raise up to $250 million in an equity offering divided in two tranches. Tranche 2 of the equity offering was subject to approval by the extraordinary general meeting to be held on April 5, 2018 and subsequent share issue. In connection with the settlement of tranche 2, $27.7 million was recorded as a liability to shareholders, including $20.0 million to Drew as of March 31, 2018. On May 30, 2018, the 1,528,065 new shares allocated in tranche 2 of the equity offering were validly issued and fully paid and the related liabilities settled.

Agreements and other Arrangements with Magni Partners Limited (“Magni”)

Mr. Tor Olav Trøim is the Deputy Chairman of our Board and is the sole owner of Magni.

Corporate Support Agreement

Magni is party to a Corporate Support Agreement with the Company pursuant to which it is providing strategic advice and assistance in sourcing investment opportunities, financing etc. This agreement was formalized on March 15, 2017.

Pursuant to the corporate support agreement with Magni Partners Limited, which provides for reimbursement of costs with Borr board approval, $1.0 million was paid during the second quarter 2019 under the agreement. $nil was outstanding at December 31, 2019 and December 31, 2018.

Magni received cash compensation of $1.4 million for various commercial services provided in connection with the acquisition of the Hercules rigs (Hercules Triumph and Hercules Resilience) which completed in the first quarter of 2017. Of this amount $1.0 million has been capitalized within drilling rigs, $0.3 million has been offset against additional paid in capital as equity issuance cost and $0.07 million has been recognized within opening retained earnings.

In the third quarter of 2017, $2.0 million was paid to Magni for its assistance in the March 2017 Private Placement ($1.75 million) and Transocean Transaction ($0.25 million). The total cost for the March 2017 Private Placement (including the payment to the investment banks and Magni) was $8.75 million, or 1.1% of the gross proceeds. In the fourth quarter of 2017, $1.5 million was paid to Magni for its assistance in the October 2017 Private Placement ($1.25 million) and PPL Transaction ($0.25 million). The total cost for the October 2017 Private Placement (including the payment to the investment banks and Magni) was $8.75 million, or 1.3% of the gross proceeds.

Agreements and other Arrangements with Schlumberger Limited (“Schlumberger”)

Schlumberger is our largest shareholder, holding 13.5% at December 31, 2019 and Patrick Schorn, Executive Vice President of Wells at Schlumberger Limited, is a Director on our Board.

Collaboration Agreement

On October 6, 2017, we signed an enhanced collaboration agreement with Schlumberger with the intention of offering performance-based drilling contracts to our clients whereby the required drilling services along with the rig equipment were integrated under a single contract. We believe that this provides us with a competitive advantage while tendering for such work.

Warrants

On March 28, 2017 our Board issued warrants to Schlumberger (see Note 27).

Commercial Arrangements

We have obtained certain rig and other operating supplies from Schlumberger and may continue to obtain such supplies in the future. Purchases from Schlumberger were $14.6 million during 2019, $8.5 million during 2018 and $0.1 million during 2017. $1.6 million and $0.4 were outstanding at December 31, 2019 and 2018, respectively.

Other

        We have entered into arrangements with companies which are related to our former Chief Financial Officer, Rune Magnus Lundetræ. Charges during 2019 were $0.03 million, of which $nil was outstanding at the end of 2019.

Transactions with entities over which we have significant influence

Mexico Joint Ventures

On June 28, 2019, we entered into a binding agreement to acquire 49% of the shares in Perfomex. and OPEX, entities incorporated in 2019 by Proyectos Globales de Energia y Servicos CME, S.A. DE C.V. (“CME”), a Mexican oil and gas services company, for the purposes of performing integrated drilling services under contracts with Petroleo Mexicanos (“Pemex”).

OPEX

As part of entering into the share purchase agreement for 49% of the shares in OPEX, we also entered into other commercial arrangements with this related party. We provide management services through a management services agreement at a cost-plus basis. The revenue from these services can be found within the Related party revenue line in our Consolidated Statement of Operations. During 2019 we provided services worth $1.3 million. We have provided a guarantee valued at $5.9 million to support OPEX’s operations under the contracts with Pemex. Perfomex, in which we own 49%, provides drilling services under drilling contracts with OPEX on a dayrate basis. We have as at December 31, 2019 provided $0.1 million of funding to OPEX. See also note 3.

Perfomex

As part of entering into the share purchase agreement for 49% of the shares in Perfomex, we also entered into other commercial arrangements with the same entity. We provide two rigs on a bareboat basis for Perfomex to service its contract with OPEX. The revenue from these contracts can be found within the Related party revenue line in our Consolidated Statement of Operations. During 2019 we recognized $2.4 million of revenue. We also provide international and local personnel for the offshore operations of the rigs and administrative services on a cost-plus basis. During 2019, we recognized $2.6 million of Related party revenue from the provision of these services. As at December 31, 2019, we have provided $30.7 million of funding to Perfomex, some of which we expect to convert to equity in the near term. See also note 3.

Akal

As part of entering into the share purchase agreement for 49% of the shares in Opex, we also entered into other commercial arrangements with this related party. We provide management services through a management services agreement at a cost-plus basis. The revenue from these services can be found within the Related party revenue line in our Consolidated Statement of Operations. During 2019 we provided services worth $nil. Perfomex II, in which we own 49%, provides drilling services under drilling contracts with Akal on a dayrate basis. We have as at December 31, 2019 provided $nil of funding to Akal.

Perfomex II

As part of entering into the share purchase agreement for 49% of the shares in Perfomex II, we also entered into other commercial arrangements with the same entity. We provide three rigs on a bareboat basis for Perfomex II to service its contract with Akal. The revenue from these contracts can be found within the Related party revenue line in our Consolidated Statement of Operations. During 2019 we recognized $nil of revenue. We also provide international and local personnel for the offshore operations of the rigs and administrative services on a cost-plus basis. During 2019, we recognized $0.2 million of Related party revenue from the provision of these services. As at December 31, 2019, we have provided $nil of funding to Perfomex II.